Long-term Debt, Net (Schedule of Long-term Debt, Net) (Details) (USD $)																										3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 OSI Restaurant Partners LLC Secured debt Term Loan B Facility		Dec. 31, 2012 OSI Restaurant Partners LLC Secured debt Term Loan B Facility		Oct. 26, 2012 OSI Restaurant Partners LLC Secured debt Term Loan B Facility	Dec. 31, 2011 OSI Restaurant Partners LLC Secured debt Term Loan B Facility		Dec. 31, 2012 OSI Restaurant Partners LLC Secured debt Term loan facility		Dec. 31, 2011 OSI Restaurant Partners LLC Secured debt Term loan facility		Dec. 31, 2012 OSI Restaurant Partners LLC Secured debt Pre-funded revolving credit facility		Dec. 31, 2011 OSI Restaurant Partners LLC Secured debt Pre-funded revolving credit facility		Dec. 31, 2012 OSI Restaurant Partners LLC Secured debt Senior secured term loan facility B 5.75	Dec. 31, 2011 OSI Restaurant Partners LLC Secured debt Senior secured term loan facility 4.50	Dec. 31, 2012 OSI Restaurant Partners LLC Senior notes		Dec. 31, 2011 OSI Restaurant Partners LLC Senior notes		Jun. 14, 2007 OSI Restaurant Partners LLC Senior notes	Mar. 31, 2013 OSI Restaurant Partners LLC Unsecured debt	Dec. 31, 2012 OSI Restaurant Partners LLC Unsecured debt		Dec. 31, 2011 OSI Restaurant Partners LLC Unsecured debt		Mar. 31, 2013 OSI Restaurant Partners LLC Sale-leaseback obligations		Dec. 31, 2012 OSI Restaurant Partners LLC Sale-leaseback obligations		Dec. 31, 2011 OSI Restaurant Partners LLC Sale-leaseback obligations		Mar. 31, 2013 OSI Restaurant Partners LLC Capital lease obligations		Dec. 31, 2012 OSI Restaurant Partners LLC Capital lease obligations		Dec. 31, 2011 OSI Restaurant Partners LLC Capital lease obligations		Dec. 31, 2012 OSI Restaurant Partners LLC Guaranteed debt		Dec. 31, 2011 OSI Restaurant Partners LLC Guaranteed debt		Mar. 31, 2013 New PRP Mortgages First mortgage loan		Dec. 31, 2012 New PRP Mortgages First mortgage loan		Dec. 31, 2011 New PRP Mortgages First mortgage loan		Mar. 31, 2013 New PRP Mezzanine mortgage debt First mezzanine loan		Dec. 31, 2012 New PRP Mezzanine mortgage debt First mezzanine loan		Mar. 27, 2012 New PRP Mezzanine mortgage debt First mezzanine loan	Dec. 31, 2011 New PRP Mezzanine mortgage debt First mezzanine loan		Mar. 31, 2013 New PRP Mezzanine mortgage debt Second mezzanine loan		Dec. 31, 2012 New PRP Mezzanine mortgage debt Second mezzanine loan		Mar. 27, 2012 New PRP Mezzanine mortgage debt Second mezzanine loan	Dec. 31, 2011 New PRP Mezzanine mortgage debt Second mezzanine loan		Dec. 31, 2012 PRP Mortgages Note payable		Dec. 31, 2011 PRP Mortgages Note payable		Dec. 31, 2012 PRP Mezzanine mortgage debt First mezzanine note		Dec. 31, 2011 PRP Mezzanine mortgage debt First mezzanine note		Dec. 31, 2012 PRP Mezzanine mortgage debt Second mezzanine note		Dec. 31, 2011 PRP Mezzanine mortgage debt Second mezzanine note		Dec. 31, 2012 PRP Mezzanine mortgage debt Third mezzanine note		Dec. 31, 2011 PRP Mezzanine mortgage debt Third mezzanine note		Dec. 31, 2012 PRP Mezzanine mortgage debt Fourth mezzanine note		Dec. 31, 2011 PRP Mezzanine mortgage debt Fourth mezzanine note
Debt Instrument [Line Items]
Long-term debt, gross		$ 1,508,230,000		$ 975,000,000	[1]	$ 1,000,000,000	[1],[2],[3]		$ 0	[1],[2]	$ 0	[1]	$ 1,014,400,000	[1],[4]					$ 50,000,000	$ 61,900,000	$ 0	[1]	$ 248,075,000	[1]																							$ 317,621,000	[5]	$ 319,574,000	[5],[6]	$ 0	[6]	$ 86,800,000	[5]	$ 87,048,000	[5],[6]		$ 0	[6]	$ 87,103,000	[5]	$ 87,273,000	[5],[6]		$ 0	[6]	$ 0	[6]	$ 466,319,000	[6]	$ 0	[6]	$ 88,900,000	[6]	$ 0	[6]	$ 123,190,000	[6]	$ 0	[6]	$ 49,095,000	[6]	$ 0	[6]	$ 48,113,000	[6]
Line of credit facility, amount outstanding															0	[1]	33,000,000	[1]
Other notes payable																										7,213,000 [1]	9,848,000	[1]	9,094,000	[1]
Sale-leaseback obligations																															2,375,000	[1]	2,375,000	[1]	2,375,000	[1]
Capital lease obligations																																					1,886,000	[1]	2,112,000	[1]	2,520,000	[1]
Guaranteed debt																																											0	[1]	24,500,000	[1]
Total debt and capital lease obligations	1,477,998,000	1,508,230,000	2,109,581,000
Current portion of long-term debt	(13,167,000)	(22,991,000)	(332,905,000)
Debt instrument, unamortized discount	(13,137,000)	(13,790,000)	(291,000)					(10,000,000)
Total long-term debt and capital lease obligations	$ 1,451,694,000	$ 1,471,449,000	$ 1,751,885,000
Debt instrument, interest rate at period end				4.75%		4.75%							2.63%				2.63%		5.75%	4.50%																									2.65%		3.99%		3.98%				9.00%		9.00%					11.25%		11.25%							0.98%				3.28%				3.53%				3.54%				4.53%
Debt instrument, interest rate, stated percentage																							10.00%		10.00%																																9.00%							11.25%
Debt instrument, interest rate, stated percentage rate range, minimum																										0.62%	0.63%		0.76%
Debt instrument, interest rate, stated percentage rate range, maximum																										7.00%	7.00%		7.00%

[1]	Represents obligations of OSI.
[2]	At December 31, 2012, $50.0 million of OSI’s outstanding senior secured term loan B facility was at 5.75%.
[3]	At December 31, 2012, $50.0 million of OSI’s outstanding senior secured term loan B facility was at an interest rate of 5.75%.
[4]	At December 31, 2011, $61.9 million of OSI’s outstanding senior secured term loan facility was at 4.50%.
[5]	Represents obligations of New PRP (as defined below).
[6]	Represents obligations of New PRP as of December 31, 2012 and obligations of PRP as of December 31, 2011.